Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 08, 2014
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000356476
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 08, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 08, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
GREAT-WEST FUNDS INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000356476_SupplementTextBlock
GREAT-WEST FUNDS, INC.
Great-West Aggressive Profile I Fund
(the “Fund”)
Initial Class and Class L Shares
Supplement dated July 8, 2014 to the Prospectus and Summary Prospectus for the
Fund, each dated May 1, 2014
Effective immediately, the table titled “Average Annual Total Returns for the Periods Ended December 31, 2013” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following table titled “Average Annual Total Returns for the Periods Ended December 31, 2013.”

GREAT-WEST FUNDS INC | Great-West Aggressive Profile I Fund
Risk/Return:	rr_RiskReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2013
GREAT-WEST FUNDS INC | Great-West Aggressive Profile I Fund | Wilshire 5000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.06%
5 Years	rr_AverageAnnualReturnYear05	18.58%
10 Years	rr_AverageAnnualReturnYear10	7.97%
GREAT-WEST FUNDS INC | Great-West Aggressive Profile I Fund | Composite Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Composite Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	29.33%
5 Years	rr_AverageAnnualReturnYear05	16.79%
10 Years	rr_AverageAnnualReturnYear10	7.75%
GREAT-WEST FUNDS INC | Great-West Aggressive Profile I Fund | Great-West Aggressive Profile I Fund Initial Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Great-West Aggressive Profile I Fund Initial Class
1 Year	rr_AverageAnnualReturnYear01	28.85%
5 Years	rr_AverageAnnualReturnYear05	17.13%
10 Years	rr_AverageAnnualReturnYear10	7.60%